Goodwill and Intangible Assets - Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	$ 8,278.2	$ 6,376.3
Additions	585.0	2,538.7
Disposals	(339.0)	(44.1)
Amortization	(265.1)	(266.5)
Impairments	(101.4)	(95.5)
Foreign exchange effect and other	181.7	(230.7)
Goodwill and intangible assets, ending balance	8,339.4	8,278.2
Aggregate carrying value of Intangible assets with indefinite useful life	2,345.7	2,294.7
Aggregate carrying value of intangible assets with a finite useful life	1,763.3	$ 1,858.6
Boat Rocker
Changes in goodwill and intangible assets
Impairment of intangible assets	$ 108.6
Customer and broker relationships | Minimum
Changes in goodwill and intangible assets
Intangible assets with a finite useful life	8 years	8 years
Customer and broker relationships | Maximum
Changes in goodwill and intangible assets
Intangible assets with a finite useful life	20 years	20 years
Computer software | Minimum
Changes in goodwill and intangible assets
Intangible assets with a finite useful life	3 years	3 years
Computer software | Maximum
Changes in goodwill and intangible assets
Intangible assets with a finite useful life	15 years	15 years
Brand names
Changes in goodwill and intangible assets
Aggregate carrying value of Intangible assets with indefinite useful life	$ 1,753.2	$ 1,700.5
Goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	4,124.9	3,121.9
Additions	140.1	1,152.5
Disposals	(76.8)	(22.9)
Impairments	(32.0)	(30.3)
Foreign exchange effect and other	74.2	(96.3)
Goodwill and intangible assets, ending balance	4,230.4	4,124.9
Lloyd's participation rights
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	503.2	503.2
Goodwill and intangible assets, ending balance	503.2	503.2
Customer and broker relationships
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	1,203.5	1,070.6
Additions	3.8	335.8
Disposals		(17.0)
Amortization	(132.9)	(125.0)
Impairments	(2.1)	(52.0)
Foreign exchange effect and other	21.4	(8.9)
Goodwill and intangible assets, ending balance	1,093.7	1,203.5
Brand names
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	1,844.6	1,169.9
Additions	268.7	777.9
Disposals	(236.4)	(1.0)
Amortization	(10.4)	(2.8)
Impairments		(2.6)
Foreign exchange effect and other	65.0	(96.8)
Goodwill and intangible assets, ending balance	1,931.5	1,844.6
Computer software and other
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	602.0	510.7
Additions	172.4	272.5
Disposals	(25.8)	(3.2)
Amortization	(121.8)	(138.7)
Impairments	(67.3)	(10.6)
Foreign exchange effect and other	21.1	(28.7)
Goodwill and intangible assets, ending balance	580.6	602.0
Intangible assets other than goodwill
Changes in goodwill and intangible assets
Goodwill and intangible assets, beginning balance	4,153.3	3,254.4
Additions	444.9	1,386.2
Disposals	(262.2)	(21.2)
Amortization	(265.1)	(266.5)
Impairments	(69.4)	(65.2)
Foreign exchange effect and other	107.5	(134.4)
Goodwill and intangible assets, ending balance	$ 4,109.0	$ 4,153.3